Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Oct. 31, 2012
(PIMCO EqS™ Long/Short Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Since Inception	2.41%
Since Inception Date	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Class A
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Since Inception	13.67%
Since Inception Date	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Class C
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Since Inception	13.67%
Since Inception Date	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Class D
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Since Inception	13.67%
Since Inception Date	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Institutional Class
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Since Inception	13.67%
Since Inception Date	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.60%)	[1]
5 Years	8.02%	[1]
Since Inception	13.67%	[1]
Since Inception Date	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(3.64%)	[1]
5 Years	6.96%	[1]
Since Inception	12.31%	[1]
Since Inception Date	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Class P
Average Annual Return:
1 Year	(5.60%)
5 Years	8.02%
Since Inception	13.67%
Since Inception Date	Jan. 01, 2003
(PIMCO EqS Pathfinder Fund®) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.54%)
Since Inception	(0.58%)
Since Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class A
Average Annual Return:
1 Year	(9.14%)
Since Inception	(4.07%)
Since Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class C
Average Annual Return:
1 Year	(5.45%)
Since Inception	(1.50%)
Since Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class D
Average Annual Return:
1 Year	(3.87%)
Since Inception	(0.89%)
Since Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Institutional Class
Average Annual Return:
1 Year	(3.44%)
Since Inception	(0.47%)
Since Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.61%)	[1]
Since Inception	(0.76%)	[1]
Since Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Return:
1 Year	(2.06%)	[1]
Since Inception	(0.50%)	[1]
Since Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class P
Average Annual Return:
1 Year	(3.59%)
Since Inception	(0.62%)
Since Inception Date	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class R
Average Annual Return:
1 Year	(4.12%)
Since Inception	(1.17%)
Since Inception Date	Apr. 14, 2010

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.